Concentrations and Risks (Details) ¥ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) item customer	Dec. 31, 2022 CNY (¥) item customer	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents, term deposits and short-term investments
Concentrations and Risks
Cash and cash equivalents, term deposits and short-term investments denominated in RMB subject to government controls | ¥	¥ 3,165.8	¥ 3,455.3
Supplier concentration | Accounts payable
Concentrations and Risks
Number of Suppliers | item	1	1
Supplier concentration
Concentrations and Risks
Percentage of appreciation rate			2.00%	6.00%
Percentage of depreciation rate	2.00%	9.00%			2.00%	5.00%
Supplier concentration | Trade receivables
Concentrations and Risks
Number of customers | customer	2	2